Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

                         Please print or type.

1.  Name and address of issuer:        Old Dominion Investors' Trust, Inc.
                                       110 Bank Street
                                       Suffolk, VA  23434

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2.  Name of each series or class of funds for which this notice is filed:

     N/A


3.  Investment Company Act File Number:  811-597

      Securities Act File Number:  2-9662



4.  Last day of fiscal year for which this notice is filed:

      8/31/96



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                      [ ]



6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):





7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

                                                                          None



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                                          None





9.  Number and aggregate sale price of securities sold during the fiscal year:

      23,141 Shares                      $553,259



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      23,141 Shares                     $553,259

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      14,133                            $314,471



12. Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                  $553,259

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable);

                                  +314,471

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                  -867,730

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                   +     0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                  $      0

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                  x  1/2900

      (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                   $      0

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.






13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      []


    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:





                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Cabell B. Birdsong
                                 Cabell B. Birdsong, SEC-Treas.

Date

 *  Please print the name and title of the signing officer below the signature.

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                         [KAUFMAN & CANOLES LETTERHEAD]

                           a Professional Corporation

                                 (757) 624-3000


                                October 21, 1996


Tait, Weller & Baker, CPA
Two Penn Center Plaza, Suite 700
Philadelphia, PA 19102

             OLD DOMINION INVESTORS TRUST, The Equity-Income Fund
                             Our Matter No. 28976


Gentlemen:

        Pursuant to the request of Old Dominion Investors Trust, The Equity-Income Fund (the "Fund") in its letter to us dated September 24, 1996, we wish to advise you, in connection with your audit of the August 31, 1996 financial statements of the Fund, that we have not been engaged nor have we devoted substantive attention in the form of legal consultation or representation on behalf of the Fund with respect to any pending or threatened litigation, claims or assessments, nor has the Fund specifically identified any unasserted claim or assessment considered probable of assertion or specifically requested comment by us thereon.

        Neither the Fund's request set forth in its letter to us nor our response to you is intended to be and should not be construed as a waiver of any applicable attorney-client privilege or work-product privilege with respect to information which the Fund has communicated to us or which we have otherwise obtained or provided to the Fund and such privileges are hereby reserved in full.

        We call your attention to the fact that the scope of our engagement by the Fund is limited to specific matters as to which we have been consulted by the Fund. Consequently, there may exist matters of a legal nature which could have a bearing on the financial condition of the Fund with respect to which we have not been consulted.


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Tait, Weller & Baker
October 21, 1996
Page 2

        This response is limited by, and is given in accordance with the ABA Statement of Policy Regarding Lawyers' Responses to Auditors' Requests for Information (December, 1975); without limiting the generality of the foregoing, the limitations set forth in such Statement on the scope and use of this response (Paragraphs 2 and 7) are specifically incorporated herein by reference, and any description herein of any "loss contingencies" is qualified in its entirety by Paragraph 5 of the Statement and the accompanying Commentary (which is an integral part of the Statement). Consistent with the last sentence of Paragraph 6 of the ABA Statement of Policy and pursuant to the Fund's request, this will confirm that whenever, in the course of performing legal services for the Fund with respect to a matter recognized to involve an unasserted claim or assessment that may call for a financial statement disclosure, we have formed a professional conclusion that the Fund must disclose or consider disclosure concerning such possible claim or assessment, we, as a matter of professional responsibility to the Fund, will so advise the Fund and will consult with it concerning the question of such disclosure and the applicable requirements of Statement of Financial Accounting Standards No. 5.

        As you know, and as by copy of this letter we are reiterating to the Fund, the Statement provides that the probability of assertion of unasserted claims or assessments are matters within the purview of the Fund, and our responsibilities are limited to those outlined in the immediately preceding paragraph hereof and more fully described in the Statement. Nothing else contained herein should be construed as either concurrence or disagreement with any statement made by the Fund in its above-referenced letter to us or otherwise with respect to unasserted claims or assessments.

        Our response is limited to matters involving professional engagement of this firm as counsel, and does not include information received by lawyers in this firm in another role, including, for example, information received as a director of the Fund.

        As of August 31, 1996, the Fund was not indebted to us for billed services rendered and costs advanced.

        In preparing this response, we have contacted only those attorneys who are currently employed by us and who have recorded time on legal matters for the Fund during the fiscal period in question, and this response is based solely on information known to such attorneys. Except as may be

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Tait, Weller & Baker
October 21, 1996
Page 3


otherwise expressly noted herein, the information contained herein is as of October 14, 1996, the date on which the Fund's letter was circulated among such attorneys, and we assume no obligation to advise you of changes thereafter brought to our attention. This response may not be furnished or quoted to any other person, included in any material filed with any regulatory authority, or used for any other purpose without our prior written consent.

        If in the course of your audit there should come to your attention any possible loss contingency of the Fund which you believe may have been the subject of substantive legal attention by us and which is not covered by the foregoing response, please inquire specifically of us concerning such matter so that there will be no possible misunderstanding as to whether such matter is within the scope of this response.


                                Very truly yours,

                                KAUFMAN & CANOLES, P.C.


                                BY: SIGNATURE ILLEGIBLE

GJJII/nlm
cc:   Cabell B. Birdsong, Secretary
      Old Dominion Investors Trust
      110 Bank Street
      Suffolk, VA 23434